Long-Term Payables (Tables)	12 Months Ended
Dec. 31, 2024
Long-Term Payables [Abstract]
Schedule of Long-Term Payables

Long-term payables consisted of the following:

	As of December 31,
	2024	2023

Payables for purchasing mining equipment – non-current portion
Opening balance	102,435	109,435
Repayment	(1,134)	(7,000)
Closing balance	101,301	102,435